FORWARD FUNDS

Supplement dated September 19, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Equity Long/Short Fund (“Equity Long/Short No-Load Summary Prospectus”), Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Income Builder Fund (“Income Builder No-Load Summary Prospectus”), Summary Prospectus for Class A and Class C Shares of the Forward Income Builder Fund (“Income Builder Load Summary Prospectus”), Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Multi-Strategy Fund (“Multi-Strategy No-Load Summary Prospectus”), Summary Prospectus for Class A and Class C Shares of the Forward Multi-Strategy Fund (“Multi-Strategy Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), and Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING

REDUCTIONS IN EXPENSE LIMITS

The following information applies to the Forward Equity Long/Short Fund (the “Equity Long/Short Fund”) only:

Effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Equity Long/Short Fund’s average daily net assets) applicable to each class of the Equity Long/Short Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	2.34%	2.14%
Institutional Class	1.99%	1.79%
Class C	2.94%	2.74%
Advisor Class	2.04%	1.84%

Accordingly, effective October 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Equity Long/Short Fund’s “Fund Summary” section in the Equity Long/Short No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	1.28%	1.18%
Dividend and Interest Expense on Short Sales	0.63%	0.63%
Total Other Expenses	1.91%	1.81%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	3.42%	3.07%
Fee Waiver and/or Expense Reimbursement(2)	–0.64%	–0.64%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.78%	2.43%

(1)	Restated to reflect current management fee.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.14% and 1.79%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$281	$246
3 Years	$991	$888
5 Years	$1,723	$1,554
10 Years	$3,656	$3,334

****

The “Annual Fund Operating Expenses” table and the “Examples” tables in the Equity Long/Short Fund’s “Fund Summary” section in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Advisor Class
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.75%	N/A
Other Expenses(2)	1.38%	1.23%
Dividend and Interest Expense on Short Sales(2)	0.63%	0.63%
Total Other Expenses	2.01%	1.86%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	4.02%	3.12%
Fee Waiver and/or Expense Reimbursement(3)	–0.64%	–0.64%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.38%	2.48%

(1)	Restated to reflect current management fee.

(2)	Other Expenses, Dividend and Interest Expense on Short Sales and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class C and Advisor Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.74% and 1.84%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Advisor Class
1 Year	$441	$251
3 Years	$1,165	$903
5 Years	$2,006	$1,578
10 Years	$4,179	$3,381

You would pay the following expenses if you did not redeem your shares:

	Class C	Advisor Class
1 Year	$341	$251
3 Years	$1,165	$903
5 Years	$2,006	$1,578
10 Years	$4,179	$3,381

****

The following information applies to the Forward Income Builder Fund (the “Income Builder Fund”) only:

Effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Income Builder Fund’s average daily net assets) applicable to each class of the Income Builder Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	0.99%	0.89%
Institutional Class	0.49%	0.39%
Class A	0.74%	0.64%
Class C	1.49%	1.39%

Accordingly, effective October 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Income Builder Fund’s “Fund Summary” section in the Income Builder No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.71%	0.46%
Acquired Fund Fees and Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	2.15%	1.65%
Fee Waiver and/or Expense Reimbursement(1)	–0.17%	–0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%	1.48%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89% and 0.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$201	$151
3 Years	$656	$504
5 Years	$1,138	$880
10 Years	$2,466	$1,938

****

The “Annual Fund Operating Expenses” table and the “Examples” tables in the Income Builder Fund’s “Fund Summary” section in the Income Builder Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.46%	0.71%
Acquired Fund Fees and Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	1.90%	2.65%
Fee Waiver and/or Expense Reimbursement(1)	–0.17%	–0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.73%	2.48%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.64% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$544	$351
3 Years	$934	$807
5 Years	$1,347	$1,389
10 Years	$2,498	$2,966

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$544	$251
3 Years	$934	$807
5 Years	$1,347	$1,389
10 Years	$2,498	$2,966

****

The following information applies to the Forward Multi-Strategy Fund (the “Multi-Strategy Fund”) only:

Effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Multi-Strategy Fund’s average daily net assets) applicable to each class of the Multi-Strategy Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	0.99%	0.89%
Institutional Class	0.49%	0.39%
Class A	0.84%	0.74%
Class C	1.49%	1.39%

Accordingly, effective October 1, 2014, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table in the Multi-Strategy Fund’s “Fund Summary” section in the Multi-Strategy No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses	0.84%	0.59%
Acquired Fund Fees and Expenses	1.54%	1.54%
Total Annual Fund Operating Expenses	2.73%	2.23%
Fee Waiver and/or Expense Reimbursement(1)	–0.30%	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.43%	1.93%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89%, and 0.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$246	$196
3 Years	$819	$668
5 Years	$1,417	$1,167
10 Years	$3,035	$2,538

****

The “Annual Fund Operating Expenses” table and the “Examples” tables in the Multi-Strategy Fund’s “Fund Summary” section in the Multi-Strategy Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.35%	0.75%
Other Expenses	0.59%	0.84%
Acquired Fund Fees and Expenses	1.54%	1.54%
Total Annual Fund Operating Expenses	2.58%	3.23%
Fee Waiver and/or Expense Reimbursement(1)	–0.30%	–0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.28%	2.93%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.74% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$793	$396
3 Years	$1,304	$967
5 Years	$1,841	$1,661
10 Years	$3,297	$3,506

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$793	$296
3 Years	$1,304	$967
5 Years	$1,841	$1,661
10 Years	$3,297	$3,506

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ELS IB MS EXP 09192014

FORWARD FUNDS

Supplement dated September 19, 2014

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2014, as supplemented

The following information applies to the Forward Equity Long/Short Fund, the Forward Income Builder Fund and the Forward Multi-Strategy Fund (the “Funds”) only:

Effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Forward Equity Long/Short Fund’s average daily net assets) applicable to each class of the Forward Equity Long/Short Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	2.34%	2.14%
Institutional Class	1.99%	1.79%
Class C	2.94%	2.74%
Advisor Class	2.04%	1.84%

Additionally, effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Forward Income Builder Fund’s average daily net assets) applicable to each class of the Forward Income Builder Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	0.99%	0.89%
Institutional Class	0.49%	0.39%
Class A	0.74%	0.64%
Class C	1.49%	1.39%

In addition, effective October 1, 2014, the expense limit (as a percentage of the applicable class of the Forward Multi-Strategy Fund’s average daily net assets) applicable to each class of the Forward Multi-Strategy Fund is reduced as follows:

Class	Expense Limit Prior to October 1, 2014	Expense Limit Effective October 1, 2014
Investor Class	0.99%	0.89%
Institutional Class	0.49%	0.39%
Class A	0.84%	0.74%
Class C	1.49%	1.39%

Accordingly, effective October 1, 2014, the following information concerning the expense limitation agreements with the Funds in the table on pages 20-22 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund	Class	End Date	Expense Limit
Forward Equity Long/Short Fund	Class C	April 30, 2015	2.74%
Forward Equity Long/Short Fund	Advisor Class	April 30, 2015	1.84%
Forward Equity Long/Short Fund	Investor Class	April 30, 2015	2.14%
Forward Equity Long/Short Fund	Institutional Class	April 30, 2015	1.79%
Forward Income Builder Fund	Class A	April 30, 2015	0.64%
Forward Income Builder Fund	Class C	April 30, 2015	1.39%
Forward Income Builder Fund	Investor Class	April 30, 2015	0.89%
Forward Income Builder Fund	Institutional Class	April 30, 2015	0.39%
Forward Multi-Strategy Fund	Class A	April 30, 2015	0.74%
Forward Multi-Strategy Fund	Class C	April 30, 2015	1.39%
Forward Multi-Strategy Fund	Investor Class	April 30, 2015	0.89%
Forward Multi-Strategy Fund	Institutional Class	April 30, 2015	0.39%

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ELS IB MS EXP SAI 09192014